Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of components of income/(loss) before tax
The components of income/(loss) before tax are as follows:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Income/(loss) before tax
Income from Chinese mainland operations	33,130	47,693	22,047
(Loss)/income from non-Chinese mainland operations	(1,480)	3,845	3,276

Total income before tax	31,650	51,538	25,323

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate
Reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 is as follows:

	For the year ended December 31,
	2023	2024
Statutory income tax rate	25.0%	25.0%
Tax effect of preferential tax rates and tax holiday	(7.6)%	(4.2)%
Tax effect of tax-exempt entities	3.3%	(0.6)%
Effect on tax rates in different tax jurisdiction	(0.9)%	(0.5)%
Tax effect of non-deductible expenses	0.1%	0.6%
Tax effect of non-taxable income	(0.5)%	(0.3)%
Tax effect of Super Deduction and others	(9.6)%	(4.0)%
Changes in valuation allowance	9.1%	(7.3)%
Effect on withholding income tax	7.6%	4.6%

Effective tax rates	26.5%	13.3%

Upon adoption of ASU 2023-09, as described in Note 2, reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the year ended December 31, 2025 is as follows:

	For the year ended December 31,
	2025
	Amount	Percent
	(RMB in millions)

Chinese mainland statutory income tax	6,331	25.0%
Other jurisdictions’ tax effects
Hong Kong	(840)	(3.3)%
Effect on tax rates in different tax jurisdictions	(369)	(1.5	) %
Non-taxable or non-deductible items	(313)	(1.2)%
Others	(158)	(0.6)%
Cayman	(449)	(1.8)%
Other jurisdictions	762	3.0%
Effect of changes in tax laws or rates enacted in the current period	—	0.0%
Effect of cross-border tax laws
Withholding tax on undistributed dividends	1,056	4.2%
Others	(2)	(0.0)%
Tax credits	—	0.0%
Changes in valuation allowance	1,348	5.3%
Non-taxable or non-deductible items
Share of results of equity investees	(1,735)	(6.9)%
Others	791	3.2%
Changes in unrecognized tax benefits	—	0.0%
Preferential tax rates and tax holiday	(2,716)	(10.7)%
Super Deduction	(2,267)	(9.0)%
Other adjustments	(98)	(0.4)%

Effective tax rates	2,181	8.6%

Summary of income tax holiday
The following table sets forth the effect of tax holiday:

	For the year ended December 31,
	2023	2024	2025
Tax holiday effect (RMB in millions)	2,397	2,152	2,716
Effect of tax holiday on basic net income per share (RMB)	0.76	0.72	0.95
Effect of tax holiday on diluted net income per share (RMB)	0.76	0.70	0.91

Schedule of deferred tax assets and deferred tax liabilities

c.	Deferred tax assets and deferred tax liabilities

	As of December 31,
	2024	2025
	(RMB in millions)
Deferred tax assets
- Net operating loss carry forwards and others	13,185	17,303
- Deferred revenues	357	374
- Inventory valuation allowance	1,022	1,197
- Allowance for doubtful accounts	1,118	1,202
- Unrealized fair value losses for certain investments	92	51
Less: valuation allowance	(13,315)	(14,890)

Net deferred tax assets	2,459	5,237

Deferred tax liabilities
- Long-lived assets arisen from business combinations and asset acquisitions	5,982	6,065
- Withholding tax on undistributed earnings	2,570	1,244
- Accelerated tax depreciation and others	946	710

Total deferred tax liabilities	9,498	8,019

Schedule of movement of valuation allowance
The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Balance at beginning of the year	14,276	17,057	13,315
Additions	6,630	1,680	9,568
Reversals	(3,849)	(5,422)	(7,993)

Balance at end of the year	17,057	13,315	14,890

Schedule of Components of Income Tax Expense (Benefit)
Income tax benefits/(expenses) consist of:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Current income tax expenses	(7,524)	(8,022)	(6,923)
Deferred tax (expenses)/benefits	(869)	1,144	4,742

Total income tax expenses	(8,393)	(6,878)	(2,181)